Lease Obligations (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of components of Lease Costs
The components of the lease costs under ASC 842 were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Operating lease costs	$2,758	$2,316
Variable lease costs	1,540	889
Total lease costs	$4,298	$3,205

Summary of Supplemental Disclosure of Cash Flow Information Related to the Company's Leases
Supplemental disclosure of cash flow information related to the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of operating lease liability	$4,079	$2,534

Summary of Weighted-Average Remaining Lease Terms and Discount Rate
The weighted-average remaining lease terms and discount rates related to the Company's leases were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term - operating leases (in years)	2.0	3.0
Weighted-average discount rate - operating leases	7.8%	7.8%

Summary of Future Minimum Lease Payments for Operating Lease
The future minimum lease payments for the Company’s operating lease as of December 31, 2024, were as follows (in thousands):

Years ending December 31,
2025	$4,212
2026	3,171
2027	720
Total minimum lease payments	8,103
Less: imputed interest	(582)
Total operating lease liability	$7,521

Schedule of Operating Lease Liabilities on Consolidated Balance Sheets
The following table represents operating lease liabilities on the consolidated balance sheets (in thousands):

December 31, 2024
Operating lease liability	$3,784
Long-term portion of operating lease liability	3,737
Total operating lease liability	$7,521